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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611


                      	Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
           Pioneer Value Fund
           Schedule of Investments  12/31/05
Shares                                                   Value
           Common Stocks - 97.9 %
           Energy - 18.3 %
           Integrated Oil & Gas - 10.8 %
1,487,000  Chevron Corp.                               84,416,990
2,214,170  ConocoPhillips                             128,820,411
2,092,912  Exxon Mobil Corp.                          117,558,867
1,099,400  Occidental Petroleum Corp.                  87,820,072
945,000    Suncor Energy, Inc.                         59,657,850
                                                      478,274,190
           Oil & Gas Drilling - 2.7 %
775,000    ENSCO International, Inc.                   34,371,250
530,000    Nabors Industries, Inc. *                   40,147,500
615,000    Transocean Offshore, Inc. *                 42,859,350
                                                      117,378,100
           Oil & Gas Equipment & Services - 0.8 %
604,000    Halliburton Co.  (b)                        37,423,840
           Oil & Gas Exploration & Production - 4.0 %
680,000    Apache Corp.                                46,593,600
500,000    Anadarko Petroleum Corp.                    47,375,000
1,365,000  Devon Energy Corp.                          85,367,100
                                                      179,335,700
           Total Energy                               812,411,830
           Materials - 3.8 %
           Diversified Metals & Mining - 1.4 %
1,125,000  Freeport-McMoRan Copper & Gold, Inc. (Class 60,525,000
           Forest Products - 1.1 %
775,500    Weyerhaeuser Co.                            51,446,670
           Industrial Gases - 1.3 %
1,072,800  Praxair, Inc.                               56,815,488
           Total Materials                            168,787,158
           Capital Goods - 7.0 %
           Aerospace & Defense - 1.3 %
1,078,600  United Technologies Corp.                   60,304,526
           Construction & Farm Machinery &
           Heavy Trucks - 2.8 %
1,804,000  Deere & Co.                                122,870,440
           Industrial Conglomerates - 2.9 %
4,431,400  Tyco International, Ltd.                   127,890,204
           Total Capital Goods                        311,065,170
           Media - 6.7 %
           Broadcasting & Cable TV - 4.6 %
3,022,800  Clear Channel Communications, Inc.          95,067,060
2,875,000  Comcast Corp. *                             74,635,000
1,956,000  Viacom, Inc. (Class B)                      63,765,600
                                                      233,467,660
           Movies & Entertainment - 2.1 %
377,850    Live Nation *                                4,949,835
5,100,000  Time Warner, Inc.                           88,944,000
                                                       93,893,835
           Total Media                                327,361,495
           Retailing - 0.7 %
           Apparel Retail - 0.7 %
1,349,500  Foot Locker, Inc.                           31,834,705
           Total Retailing                             31,834,705
           Food, Beverage & Tobacco - 5.7 %
           Soft Drinks - 2.1 %
974,900    Coca-Cola Co.                               39,298,219
870,000    PepsiCo, Inc.                               51,399,600
                                                       90,697,819
           Tobacco - 3.6 %
2,150,000  Altria Group, Inc.                         160,648,000
           Total Food, Beverage & Tobacco             251,345,819
           Health Care Equipment & Services - 3.9 %
           Health Care Equipment - 0.8 %
1,395,000  Boston Scientific Corp. *                   34,163,550
           Health Care Facilities - 1.7 %
802,200    HCA, Inc.                                   40,511,100
4,500,000  Tenet Healthcare Corp. *                    34,470,000
                                                       74,981,100
           Managed Health Care - 1.4 %
789,200    Wellpoint, Inc. *                           62,970,268
           Total Health Care Equipment & Services     172,114,918
           Pharmaceuticals & Biotechnology - 5.5 %
           Pharmaceuticals - 5.5 %
2,050,000  Bristol-Myers Squibb Co.                    47,109,000
4,475,000  Pfizer, Inc.                               104,357,000
2,725,000  Schering-Plough Corp.                       56,816,250
766,000    Wyeth                                       35,289,620
                                                      243,571,870
           Total Pharmaceuticals & Biotechnology      243,571,870
           Banks - 6.7 %
           Diversified Banks - 4.4 %
2,887,800  Bank of America Corp.                      133,271,970
1,146,000  Wachovia Corp.                              60,577,560
                                                      193,849,530
           Thrifts & Mortgage Finance - 2.3 %
2,317,300  Washington Mutual, Inc.                    100,802,550
           Total Banks                                294,652,080
           Diversified Financials - 12.7 %
           Asset Management & Custody Banks - 1.5 %
2,098,900  The Bank of New York Co., Inc.              66,849,965
           Investment Banking & Brokerage - 7.1 %
813,000    Goldman Sachs Group, Inc. (b)              103,828,230
500,000    Lehman Brothers Holdings, Inc.              64,085,000
2,203,000  Merrill Lynch & Co., Inc.                  149,209,190
                                                      317,122,420
           Diversified Financial Services - 4.1 %
3,723,600  Citigroup, Inc.                            180,706,308
           Total Diversified Financials               564,678,693
           Insurance - 5.8 %
           Life & Health Insurance - 1.3 %
2,575,000  UNUM Corp. (b)                              58,581,250
           Multi-Line Insurance - 2.7 %
1,767,000  American International Group, Inc.         120,562,410
           Property & Casualty Insurance - 1.8 %
1,430,000  Allstate Corp.                              77,320,100
           Total Insurance                            256,463,760
           Software & Services - 6.6 %
           Data Processing & Outsourced Services - 2.6 %
2,700,000  First Data Corp.                           116,127,000
           IT Consulting & Other Services - 1.3 %
1,968,500  Accenture, Ltd.                             56,830,595
           Systems Software - 2.7 %
3,086,600  Microsoft Corp.                             80,714,590
2,251,596  Symantec Corp. *                            39,402,930
                                                      120,117,520
           Total Software & Services                  293,075,115
           Technology Hardware & Equipment - 3.0 %
           Communications Equipment - 2.1 %
1,570,000  Motorola, Inc.                              35,466,300
3,035,000  Nokia Corp. (A.D.R.)                        55,540,500
                                                       91,006,800
           Computer Hardware - 0.9 %
1,400,000  Hewlett-Packard Co.                         40,082,000
           Total Technology Hardware & Equipment      131,088,800
           Telecommunication Services - 5.4 %
           Integrated Telecommunicatino Services - 1.5 %
2,391,600  BellSouth Corp.                             64,812,360
           Wireless Telecommunication Services - 3.9 %
600,000    Alltel Corp.                                37,860,000
3,503,359  Sprint Nextel Corp.                         81,838,466
1,765,000  Vodafone Group Plc (A.D.R.)                 37,894,550
8,000,000  Vodafone Group Plc                          17,366,130
                                                      174,959,146
           Total Telecommunication Services           239,771,506
           Utilities - 6.0 %
           Electric Utilities - 3.2 %
1,350,000  Edison International                        58,873,500
464,800    Entergy Corp.                               31,908,520
957,400    Exelon Corp.                                50,876,235
                                                      141,658,255
           Independent Power Producer & Energy
           Traders - 2.3 %
484,200    Constellation Energy Group                  27,889,920
1,530,000  TXU Corp.                                   76,790,700
                                                      104,680,620
           Multi-Utilities - 0.5 %
277,200    Dominion Resources, Inc.                    21,399,840
           Total Utilities                            267,738,715
           TOTAL COMMON STOCKS
           (Cost   $3,583,085,336)                    4,365,961,634

Principal
Amount                                                   Value
           TEMPORARY CASH INVESTMENTS - 3.5 %
           Repurchase Agreement - 1.3 %
57,000,000 UBS Warburg, Inc., 3.25%, dated 12/30/05, repurchase price of $57,000,000 plus accrued interest on 1/3/06 collateralized by $11,844,000 U.S. Treasury Bill, 2.625%, 5/215/08 and $46,901,000 U.S. Treasury
           Bill, 3.5%, 11/15/06                        57,000,000
           Security Lending Collateral - 2.2 %
97,372,612 Securities Lending Investment Fund, 4.24%   97,372,612
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost   $154,372,612)                      154,372,612

           TOTAL INVESTMENT IN SECURITIES - 101.4%
           (Cost   $3,737,457,948)                    4,520,334,246

           OTHER ASSETS AND LIABILITIES - (1.4)%      (91,356,635)

           TOTAL NET ASSETS - 100.0%                  4,428,977,611

(a) At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $3,737,457,948 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax844,555,112

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over v(61,678,814)

           Net unrealized gain                        782,876,298

(b) At December 31, 2005, the following securities were out on loan:

Shares                      Security                  Market Value
138,100    Goldman Sachs Group, Inc.                   17,636,751
322,903    Halliburton Co.                             20,007,070
2,446,250  UNUM Corp.                                  55,652,188
           Total                                       93,296,009

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.